CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net profit for the period	$ 5,000	$ 3,134
Adjustments to reconcile net profit to net cash used in operating activities:
Adjustments to profit or loss items: Depreciation and amortization	406	371
Depreciation of leased systems	501	411
Impairment and disposal of inventory and system components	(197)	168
Finance income, net	(843)	(2,207)
Cost of share-based payment	1,008	552
Income taxes	328	227
Total adjustments to reconcile profit	1,203	(478)
Changes in asset and liability items:
Decrease (increase) in inventory	(237)	425
Decrease (increase) in trade receivables	(2,921)	827
Decrease in other current assets	30	264
Decrease in other financial assets	729
Increase (decrease) in trade payables	74	(1,690)
Increase (decrease) in other accounts payable	44	(838)
Increase in deferred revenues	2,745	14,691
Total changes in asset and liability	464	13,679
Interest paid	(350)	(54)
Interest received	1,285	1,748
Income taxes paid	(127)	(636)
Total cash received during the period	808	1,058
Net cash provided by operating activities	7,475	17,393
Cash flows from investing activities:
Purchase of property and equipment and system components	(1,653)	(2,209)
Purchase of financial assets measured at fair value	(10,125)	(5,000)
Investment in short-term bank deposits		(10,000)
Investment in short-term deposits	(17)
Withdrawal of short-term deposits	7
Withdrawal of restricted cash		20
Investment in Commission asset	(183)	(636)
Net cash used in investing activities	(11,971)	(17,825)
Cash flows from financing activities:
Repayment of liability in respect of research and development grants	(730)	(641)
Repayment of lease liabilities	(326)	(378)
Net cash used in financing activities	(1,056)	(1,019)
Exchange rate differences on balance of cash and cash equivalents	(40)	18
Decrease in cash and cash equivalents	(5,592)	(1,433)
Cash and cash equivalents at the beginning of the period	67,700	69,345
Cash and cash equivalents at the end of the period	62,108	67,912
(a) Significant non-cash transactions:
Right-of-use assets recognized with corresponding lease liability	177	197
Change in prepaid expenses recognized with corresponding liability		$ 1,487